STOCK-BASED COMPENSATION PLANS - TVA Group outstanding options (Details) - TVA Group stock option plan	12 Months Ended
	Dec. 31, 2018 CAD ($) Option Y	Dec. 31, 2017 CAD ($) Option
STOCK-BASED COMPENSATION PLANS
Balance at beginning of year | Option	60,000	357,632
Granted (in shares) | Option	280,000
Cancelled | Option		(134,915)
Expired (in shares) | Option		(162,717)
Balance at end of year | Option	340,000	60,000
Vested options at end of year | Option	36,000	24,000
Balance at beginning of year	$ 6.85	$ 12.71
Granted (in dollars per share)	2.16
Cancelled		12.86
Expired (in dollars per share)		14.75
Balance at end of year	2.99	6.85
Vested options at end of year	$ 6.85	$ 6.85
Weighted average years to maturity | Y	9.10
Minimum
STOCK-BASED COMPENSATION PLANS
Exercise price of outstanding options	$ 2.16
Maximum
STOCK-BASED COMPENSATION PLANS
Exercise price of outstanding options	$ 6.85